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American Funds Multi-Sector Income Fund | American Funds Multi-Sector Income Fund
American Funds Multi-Sector Income FundSM
Prospectus Supplement May 1, 2022

For the following funds with prospectuses dated
August 1, 2021 – March 1, 2022 (as supplemented to date):

American Funds Corporate Bond Fund®

American Funds Developing World Growth and Income Fund SM

American Funds Emerging Markets Bond Fund®
American Funds Global Insight FundSM

American Funds Inflation Linked Bond Fund®

American Funds International Vantage Fund SM American Funds Mortgage Fund® American Funds Multi-Sector Income FundSM American Funds Strategic Bond Fund SM Short-Term Bond Fund of America®

Changes apply to all funds unless otherwise noted.

1. The “Annual fund operating expenses” and “Example” tables in the “Fees and expenses of the fund” summary section of the prospectus for each of the funds listed above, except American Funds Emerging Markets Bond Fund, are amended to read as follows. Except as indicated below, footnotes in the prospectus remain unchanged.

American Funds Multi-Sector Income Fund
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - American Funds Multi-Sector Income Fund - American Funds Multi-Sector Income Fund		Class A	Class C	Class T	Class F-1	Class F-2	Class F-3	Class 529-A	Class 529-C	Class 529-E	Class 529-T	Class 529-F-1	Class 529-F-2	Class 529-F-3	Class R-1	Class R-2	Class R-2E	Class R-3	Class R-4	Class R-5E	Class R-5	Class R-6
Management fees2		0.33%	0.33%	0.33%	0.33%	0.33%	0.33%	0.33%	0.33%	0.33%	0.33%	0.33%	0.33%	0.33%	0.33%	0.33%	0.33%	0.33%	0.33%	0.33%	0.33%	0.33%
Distribution and/or service (12b-1) fees		0.30%	1.00%	0.25%	0.25%	none	none	0.22%	1.00%	0.50%	0.25%	0.25%	none	none	1.00%	0.75%	0.60%	0.50%	0.25%	none	none	none
Other expenses		0.10%	0.10%	0.16%	0.16%	0.14%	0.06%	0.16%	0.16%	0.13%	0.21%	0.21%	0.19%	0.14%	0.16%	0.40%	0.26%	0.21%	0.16%	0.19%	0.10%	0.06%
Total annual fund operating expenses		0.73%	1.43%	0.74%	0.74%	0.47%	0.39%	0.71%	1.49%	0.96%	0.79%	0.79%	0.52%	0.47%	1.49%	1.48%	1.19%	1.04%	0.74%	0.52%	0.43%	0.39%
Expense reimbursement	[1]													0.02%
Total annual fund operating expenses after expense reimbursement									1.49%	0.96%	0.79%	0.79%	0.52%	0.45%	1.49%
[1]	The investment adviser is currently reimbursing a portion of the other expenses. This reimbursement will be in effect through at least May 1, 2023. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.

Expense Example - American Funds Multi-Sector Income Fund - American Funds Multi-Sector Income Fund - USD ($)	Class A	Class C	Class T	Class F-1	Class F-2	Class F-3	Class 529-A	Class 529-C	Class 529-E	Class 529-T	Class 529-F-1	Class 529-F-2	Class 529-F-3	Class R-1	Class R-2	Class R-2E	Class R-3	Class R-4	Class R-5E	Class R-5	Class R-6
1 year	$ 447	$ 246	$ 324	$ 76	$ 48	$ 40	$ 420	$ 252	$ 98	$ 329	$ 81	$ 53	$ 46	$ 152	$ 151	$ 121	$ 106	$ 76	$ 53	$ 44	$ 40
3 years	600	452	481	237	151	125	569	471	306	496	252	167	149	471	468	378	331	237	167	138	125
5 years	766	782	651	411	263	219	731	813	531	678	439	291	261	813	808	654	574	411	291	241	219
10 years	$ 1,247	$ 1,522	$ 1,145	$ 918	$ 591	$ 493	$ 1,202	$ 1,283	$ 1,178	$ 1,203	$ 978	$ 653	$ 590	$ 1,779	$ 1,768	$ 1,443	$ 1,271	$ 918	$ 653	$ 542	$ 493

For the share classes listed to the right, you would pay the following if you did not redeem your shares:
Expense Example No Redemption - American Funds Multi-Sector Income Fund - American Funds Multi-Sector Income Fund - USD ($)	Class C	Class 529-C
1 year	$ 146	$ 152
3 years	452	471
5 years	782	813
10 years	$ 1,522	$ 1,283

Keep this supplement with your prospectus.